Note 6 - Personnel Expenses Including Share-based Remuneration - RSUs Activities (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Outstanding at period start	4,244,132	3,882,600
Granted during the period	1,019,000	516,000
Forfeited during the period	(550,700)	(154,468)
Exercised during the period	(1,728,492)
Expired during the period
Outstanding at period end	2,983,940	4,244,132